Business Combination (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Business Combination [Abstract]
Business Combination
4. Business Combination
On May 5, 2025, the Company acquired all of the outstanding equity interests of Weights and Biases, Inc. (“Weights & Biases”), an AI developer platform. The transaction is expected to extend the Company's application software services offering to include additional developer-focused capabilities for the training of models and development of AI applications. The aggregate purchase consideration was $1.0 billion, which was comprised of the following (in thousands):

Cash paid by the Company	$96,498
Fair value of Class A common stock and restricted stock awards issued by the Company	928,900
Fair value of replacement restricted stock units	3,861
Total purchase price	$1,029,259

In connection with the acquisition, the Company entered into compensation arrangements for stock-based awards with a value totaling $123 million. Of this amount, $33 million was recognized in the total purchase price. $6 million was recognized as compensation expense on the acquisition date and $5 million was recorded as additional compensation expense during the three months ended June 30, 2025. The remaining compensation expense of $79 million will be recognized on a straight-line basis over the respective awards' remaining requisite service period. Certain stock-based awards are in the form of restricted stock awards (“RSAs”). The RSAs represent legally outstanding common shares that are subject to service-based vesting conditions and repurchase rights held by the Company, which lapse upon vesting.
The acquisition-related costs were $29 million, which was recorded in general and administrative expense in the condensed consolidated statements of operations during the three months ended June 30, 2025.
The allocation of the purchase price is preliminary and subject to change as the Company finalizes its assessment of the fair values of the assets acquired and liabilities assumed during the measurement period following the acquisition date. The preliminary fair values of assets acquired and liabilities assumed on the acquisition date are summarized as follows (in thousands):

Cash and cash equivalents	$50,792
Accounts receivable, net	13,418
Prepaid expenses and other current assets	2,205
Property and equipment, net	858
Operating lease right-of-use assets	1,080
Intangible assets, net	207,600
Goodwill	793,426
Other non-current assets	178
Total assets acquired	$1,069,557
Accounts payable	885
Accrued liabilities	7,036
Deferred revenue, current	25,414
Operating lease liabilities, current	283
Other current liabilities	31
Deferred revenue, non-current	309
Operating lease liabilities, non-current	797
Deferred tax liabilities, non-current	5,543
Total liabilities assumed	$40,298
Total purchase price	$1,029,259

The acquired assets and assumed liabilities were recorded at their estimated fair values. The following table presents the amounts allocated to the intangible assets identified as of the date of acquisition and the estimated useful lives (in thousands):

	Fair Value	Useful Lives (in years)
Customer relationships	$36,100	12
Developed technology	161,800	5 - 7
Trade name	9,700	5
Total	$207,600

The excess of the purchase price over the fair value of the net assets acquired was allocated to goodwill, none of which is expected to be deductible for tax purposes. Goodwill is primarily attributable to the assembled workforce as well as the anticipated synergies from the integration of Weights & Biases’ technology with the Company’s technology.
From the date of the acquisition, the financial results of Weights & Biases are not material to the Company’s consolidated financial statements. Pro forma revenue and net income have not been presented because the historical results would not have been material to the condensed consolidated financial statements in any period presented.

4. Business Combination
On January 1, 2023, the Company acquired 100% of the equity of Conductor Technologies, Inc. (“Conductor”), a company that develops cloud-based task management services designed to simplify access to cloud resources at scale. This acquisition aligns with the Company’s strategy to expand its cloud capabilities and strengthen its presence in the media and entertainment sector. The Company expects growth opportunities through further investment in product capabilities, among other factors. The purchase consideration for the Conductor acquisition was $27 million, which consisted of cash consideration of $17 million and equity consideration of $10 million in the form of a liability to issue shares. In May 2024, the Company exercised its call option to settle the liability in cash.
The allocation of purchase consideration to the assets acquired and liabilities assumed based upon their estimated fair values as of the acquisition date is as follows (in thousands):

		Amount
Identifiable assets		$8,802
Total liabilities assumed	gg	(1,023)
Net assets acquired		7,779
Goodwill recognized		19,447
Total purchase price		$27,226

For the year ended December 31, 2023, the results of operations for Conductor and acquisition-related costs were not material to the Company’s consolidated statement of operations. Additionally, the pro forma results of operations reflecting the acquisition of Conductor are not presented as the impact on the consolidated financial results would not have been material.